Insurance Contract Liabilities and Reinsurance Assets (Tables)	12 Months Ended
Dec. 31, 2017
Summary of Insurance Contract Liabilities and Reinsurance Assets

for unreported claims and policyholder amounts on deposit. The components of gross and net insurance contract liabilities are shown below.

As at December 31,	2017	2016
Gross insurance contract liabilities	$291,767	$284,778
Gross benefits payable and provision for unreported claims	3,376	3,309
Gross policyholder amounts on deposit	9,462	9,418
Gross insurance contract liabilities	304,605	297,505
Reinsurance assets	(30,359)	(34,952)
Net insurance contract liabilities	$274,246	$262,553

Summary of Composition of Insurance Contract Liabilities and Reinsurance Assets by Line of Business and Reporting Segment

The composition of insurance contract liabilities and reinsurance assets by line of business and reporting segment is as follows.

Gross insurance contract liabilities

	Individual insurance
As at December 31, 2017	Participating	Non- participating	Annuities and pensions	Other insurance contract liabilities(1)	Total, net of reinsurance ceded	Total reinsurance ceded	Total, gross of reinsurance ceded
Asia division	$32,737	$22,705	$4,366	$2,435	$62,243	$911	$63,154
Canadian division	11,132	34,091	19,141	11,834	76,198	(676)	75,522
U.S. division	8,569	57,599	26,161	43,522	135,851	29,952	165,803
Corporate and Other	–	(515)	48	421	(46)	172	126
Total, net of reinsurance ceded	52,438	113,880	49,716	58,212	274,246	$30,359	$304,605
Total reinsurance ceded	11,492	11,238	6,539	1,090	30,359
Total, gross of reinsurance ceded	$63,930	$125,118	$56,255	$59,302	$304,605

	Individual insurance
As at December 31, 2016	Participating	Non- participating	Annuities and pensions	Other insurance contract liabilities(1)	Total, net of reinsurance ceded	Total reinsurance ceded	Total, gross of reinsurance ceded
Asia division	$29,520	$18,799	$3,599	$2,649	$54,567	$880	$55,447
Canadian division	10,974	31,790	19,620	11,000	73,384	593	73,977
U.S. division	9,419	56,484	28,529	40,760	135,192	33,220	168,412
Corporate and Other	–	(833)	62	181	(590)	259	(331)
Total, net of reinsurance ceded	49,913	106,240	51,810	54,590	262,553	$34,952	$297,505
Total reinsurance ceded	13,558	12,122	8,159	1,113	34,952
Total, gross of reinsurance ceded	$63,471	$118,362	$59,969	$55,703	$297,505

(1)	Other insurance contract liabilities include group insurance and individual and group health including long-term care insurance.

Summary of Carrying Value of Total Assets Backing Net Insurance Contract Liabilities, Other Liabilities and Capital

The carrying value of total assets backing net insurance contract liabilities, other liabilities and capital was as follows.

	Individual insurance
As at December 31, 2017	Participating	Non- participating	Annuities and pensions	Other insurance contract liabilities(1)	Other liabilities(2)	Capital(3)	Total
Assets
Debt securities	$27,946	$63,128	$26,621	$25,211	$6,635	$24,459	$174,000
Public equities	9,264	5,855	171	332	1,029	4,894	21,545
Mortgages	2,017	10,286	7,009	6,891	18,476	63	44,742
Private placements	3,645	12,128	8,059	7,739	367	194	32,132
Real estate	2,963	6,198	1,136	2,516	769	228	13,810
Other	6,603	16,285	6,720	15,523	377,352	20,821	443,304
Total	$52,438	$113,880	$49,716	$58,212	$404,628	$50,659	$729,533

	Individual insurance
As at December 31, 2016	Participating	Non- participating	Annuities and pensions	Other insurance contract liabilities(1)	Other liabilities(2)	Capital(3)	Total
Assets
Debt securities	$27,473	$56,765	$26,331	$23,012	$9,965	$25,076	$168,622
Public equities	8,055	5,401	213	351	732	4,744	19,496
Mortgages	2,110	10,008	8,135	5,554	18,311	75	44,193
Private placements	3,277	10,823	7,096	7,070	1,272	191	29,729
Real estate	2,811	6,397	1,480	2,561	613	270	14,132
Other	6,187	16,846	8,555	16,042	377,000	19,879	444,509
Total	$49,913	$106,240	$51,810	$54,590	$407,893	$50,235	$720,681

(1)	Other insurance contract liabilities include group insurance and individual and group health including long-term care insurance.
(2)	Other liabilities are non-insurance contract liabilities which include segregated funds, bank deposits, long-term debt, deferred tax liabilities, derivatives, investment contracts, embedded derivatives and other miscellaneous liabilities.
(3)	Capital is defined in note 14.

Summary of Potential Impact on Net Income Attributed to Shareholders Arising From Changes to Non-economic Assumptions

Potential impact on net income attributed to shareholders arising from changes to non-economic assumptions(1),(2)

As at December 31,	Decrease in net income attributable to shareholders
	2017	2016
Policy related assumptions
2% adverse change in future mortality rates(3),(5)
Products where an increase in rates increases insurance contract liabilities	$(400)	$(400)
Products where a decrease in rates increases insurance contract liabilities	(400)	(500)
5% adverse change in future morbidity rates(4),(5)	(3,900)	(3,700)
10% adverse change in future termination rates(5)	(2,000)	(1,900)
5% increase in future expense levels	(500)	(500)

(1)	The sensitivities as at December 31, 2017 include the impact of lower U.S. corporate tax rates effective January 1, 2018.
(2)	The participating policy funds are largely self-supporting and generate no material impact on net income attributed to shareholders as a result of changes in non-economic assumptions. Experience gains or losses would generally result in changes to future dividends, with no direct impact to shareholders.
(3)	An increase in mortality rates will generally increase policy liabilities for life insurance contracts whereas a decrease in mortality rates will generally increase policy liabilities for policies with longevity risk such as payout annuities.
(4)	No amounts related to morbidity risk are included for policies where the policy liability provides only for claims costs expected over a short period, generally less than one year, such as Group Life and Health.
(5)	The impacts of the sensitivities on long-term care for morbidity, mortality and lapse are assumed to be moderated by partial offsets from the Company’s ability to contractually raise premium rates in such events, subject to state regulatory approval.

Summary of Actuarial Methods and Assumptions

The 2017 full year review of actuarial methods and assumptions resulted in an increase in insurance and investment contract liabilities of $277, net of reinsurance, and a decrease in net income attributed to shareholders of $35 post-tax. These charges exclude the impacts of the U.S. Tax Reform and reducing the allocation to ALDA in the Company’s portfolio asset mix. The charge to net income in the fourth quarter of 2017 for these two items was $2.8 billion, which primarily related to the post-tax change in policy liabilities. Refer to notes 6 and 8(g) for further details.

For the year ended December 31, 2017	Change in gross insurance and investment contract liabilities	Change in insurance and investment contract liabilities net of reinsurance(1)	Change in net income attributed to shareholders (post-tax)
Mortality and morbidity updates	$(219)	$(254)	$299
Lapses and policyholder behaviour	1,057	1,019	(783)
Other updates
ALDA and public equity investment return assumptions	1,403	1,296	(892)
Corporate spread assumptions	(554)	(515)	344
Refinements to liability and tax cash flows	(1,273)	(1,049)	696
Other	(90)	(220)	301
Net impact	$324	$277	$(35)

(1)	The $277 increase in insurance and investment contract liabilities net of reinsurance, included an increase in net liabilities associated with participating insurance business resulting in a charge to net income attributed to participating policyholders of $88.

The 2016 full year review of actuarial methods and assumptions resulted in an increase in insurance and investment contract liabilities of $655, net of reinsurance, and a decrease in net income attributed to shareholders of $453 post-tax.

For the year ended December 31, 2016	Change in gross insurance and investment contract liabilities	Change in insurance and investment contract liabilities net of reinsurance	Change in net income attributed to shareholders (post-tax)
JH Long-Term Care triennial review	$696	$696	$(452)
Mortality and morbidity updates	(12)	(53)	76
Lapses and policyholder behaviour
U.S. Variable Annuities guaranteed minimum withdrawal benefit incidence and utilization	(1,024)	(1,024)	665
Other lapses and policyholder behaviour	516	431	(356)
Economic reinvestment assumptions	459	443	(313)
Other updates	719	162	(73)
Net impact	$1,354	$655	$(453)

Summary of Insurance Contract Liabilities, Payments Due by Period

Insurance contracts give rise to obligations fixed by agreement. As at December 31, 2017, the Company’s contractual obligations and commitments relating to insurance contracts are as follows.

Payments due by period	Less than 1 year	1 to 3 years	3 to 5 years	Over 5 years	Total
Insurance contract liabilities(1)	$9,788	$11,236	$17,153	$703,877	$742,054

(1)	Insurance contract liability cash flows include estimates related to the timing and payment of death and disability claims, policy surrenders, policy maturities, annuity payments, minimum guarantees on segregated fund products, policyholder dividends, commissions and premium taxes offset by contractual future premiums on in-force contracts. These estimated cash flows are based on the best estimate assumptions used in the determination of insurance contract liabilities. These amounts are undiscounted and reflect recoveries from reinsurance agreements. Due to the use of assumptions, actual cash flows may differ from these estimates. Cash flows include embedded derivatives measured separately at fair value.

Summary of Gross Claims and Benefits

The following table presents a breakdown of gross claims and benefits.

For the years ended December 31,	2017	2016
Death, disability and other claims	$14,871	$13,819
Maturity and surrender benefits	6,302	6,697
Annuity payments	4,470	4,310
Policyholder dividends and experience rating refunds	1,085	1,111
Net transfers from segregated funds	(1,734)	(878)
Total	$24,994	$25,059

Life insurance contracts [Member]
Summary of Change in Insurance Contract Liabilities

The change in insurance contract liabilities was a result of the following business activities and changes in actuarial estimates.

For the year ended December 31, 2017	Net actuarial liabilities	Other insurance contract liabilities (1)	Net insurance contract liabilities	Reinsurance assets	Gross insurance contract liabilities
Balance, January 1	$251,738	$10,815	$262,553	$34,952	$297,505
New policies(2)	3,545	–	3,545	441	3,986
Normal in-force movement(2)	15,192	930	16,122	(3,097)	13,025
Changes in methods and assumptions(2)	305	(28)	277	47	324
Impact of U.S. Tax Reform(2),(3)	2,246	–	2,246	–	2,246
Increase due to decision to change the portfolio asset mix supporting legacy businesses(2),(4)	1,340	–	1,340	43	1,383
Impact of changes in foreign exchange rates	(11,275)	(562)	(11,837)	(2,027)	(13,864)
Balance, December 31	$263,091	$11,155	$274,246	$30,359	$304,605

For the year ended December 31, 2016	Net actuarial liabilities	Other insurance contract liabilities (1)	Net insurance contract liabilities	Reinsurance assets	Gross insurance contract liabilities
Balance, January 1	$239,812	$10,050	$249,862	$35,426	$285,288
New policies(5)	3,617	–	3,617	294	3,911
Normal in-force movement(5)	12,579	1,094	13,673	(405)	13,268
Changes in methods and assumptions(5)	709	(54)	655	699	1,354
Impact of changes in foreign exchange rates	(4,979)	(275)	(5,254)	(1,062)	(6,316)
Balance, December 31	$251,738	$10,815	$262,553	$34,952	$297,505

(1)	Other insurance contract liabilities are comprised of benefits payable and provision for unreported claims and policyholder amounts on deposit.
(2)	In 2017, the $20,023 increase reported as the change in insurance contract liabilities on the Consolidated Statements of Income primarily consists of changes due to normal in-force movement, new policies, changes in methods and assumptions, the impact of U.S. Tax Reform and the increase due to the decision to change the portfolio asset mix supporting legacy businesses. These five items in the gross insurance contract liabilities column of this table net to an increase of $20,964, of which $20,212 is included in the Consolidated Statements of Income increase in insurance contract liabilities and $752 is included in gross claims and benefits. The Consolidated Statements of Income change in insurance contract liabilities also includes the change in embedded derivatives associated with insurance contracts.
(3)	The impact of U.S. Tax Reform, which includes the lowering of the U.S. corporate tax rate from 35% to 21% and limits on the tax deductibility of reserves, resulted in a $2,246 pre-tax ($1,774 post-tax) increase in policy liabilities due to the impact of temporary tax timing and permanent tax rate differences on the cash flows available to satisfy policyholder obligations. The $472 deferred tax impact on this increase in policy liabilities, together with the impact of U.S. Tax Reform on the Company’s deferred tax assets and liabilities is included in note 6.
(4)	The decision to reduce the allocation to ALDA in the portfolio asset mix supporting the Company’s North American legacy businesses resulted in an increase in policy liabilities due to the impact on future expected investment income on assets supporting the policies.
(5)	In 2016, the $18,014 increase reported as the change in insurance contract liabilities on the Consolidated Statements of Income primarily consists of changes due to normal in-force movement, new policies and changes in methods and assumptions. These three items in the gross insurance contract liabilities column of this table net to an increase of $18,533, of which $17,529 is included in the Consolidated Statements of Income increase in insurance contract liabilities and $1,004 is included in gross claims and benefits. The Consolidated Statements of Income change in insurance contract liabilities also includes the change in embedded derivatives associated with insurance contracts.